Other Losses - Summary of Other Losses (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Losses Gains [Abstract]
Net foreign exchange losses	£ (2,157)	£ (713)	£ (305)